Segment Information - Schedule of Adjusted Depreciation and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization	$ 15.6	$ 17.9	$ 18.1
Less: Amount included in purchase accounting and related adjustments	(5.1)	(5.7)	(5.7)
Adjusted depreciation and amortization	$ 10.5	$ 12.2	$ 12.4